UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09-30-09

Check here if Amendment		[ ] Amendment Number:
This Amendment (Check only 1):	[ ] is a restatement.
                          	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                 Hester Capital Management, L.L.C.
Address:              1301 S. Mopac Expressway, Suite 350
                      Austin, Texas  78746

13F File Number:	028-06796

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:                    Andrea T. Cox
Title:                   Executive Vice President
Phone:                   (512) 474-6657

Signature, Place and Date of Signing:

/s/ Andrea T. Cox		Austin, Texas		November 16, 2009
-----------------		-------------		-----------------
Report Type  (Check only one):

           [ X ]      13F HOLDINGS REPORT

           [   ]       13F NOTICE

           [   ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    1

FORM 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	717,952

List of Other Included Managers:

No.	13F File Number	Name
---	---------------	-----
1	28-12708			PlainsCapital Corporation



                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Accenture PLC Ireland          SHS CLASS A      G1151C101    20590   552460 SH       Defined 1              551510               950
Affiliated Managers Group      COM              008252108    12455   191592 SH       Defined 1              191342               250
Alcoa Inc.                     COM              013817101     6001   457360 SH       Defined 1              456760               600
Amdocs Ltd                     ORD              G02602103    16364   608770 SH       Defined 1              607670              1100
Apache Corp                    COM              037411105    14344   156200 SH       Defined 1              156100               100
Baker Hughes                   COM              057224107    11985   280951 SH       Defined 1              280576               375
Broadridge Finl Solutions      COM              11133T103    19330   961678 SH       Defined 1              961178               500
CVS Corp                       COM              126650100    23839   667002 SH       Defined 1              666402               600
Choice Hotels Intl             COM              169905106    14332   461429 SH       Defined 1              460879               550
Cisco Sys Inc                  COM              17275R102    15110   641873 SH       Defined 1              640973               900
Coca-Cola                      COM              191216100    23808   443352 SH       Defined 1              442752               600
Conoco Phillips                COM              20825c104    10978   243102 SH       Defined 1              242752               350
Covidien PLC                   SHS              g2554f105    23772   549507 SH       Defined 1              548732               775
Del Monte                      COM              24522p103    21330  1842000 SH       Defined 1             1839300              2700
Dentsply Intl Inc New          COM              249030107     8062   233410 SH       Defined 1              232960               450
EQT Corporation                COM              26884L109    13052   306376 SH       Defined 1              306051               325
Emerson Electric Company       COM              291011104    10371   258760 SH       Defined 1              258760
Exxon Mobil Corp               COM              30231g102    16778   244547 SH       Defined 1              243947               600
Fidelity Natl Information      COM              31620m106    16663   653195 SH       Defined 1              652395               800
General Dynamics Corp SV       COM              369550108    13212   204519 SH       Defined 1              204219               300
General Electric Co.           COM              369604103     8181   498222 SH       Defined 1              496622              1600
Hanesbrands Inc.               COM              410345102    17970   839702 SH       Defined 1              838352              1350
Hewlett Packard Co             COM              428236103    16715   354048 SH       Defined 1              353509               539
Illinois Tool Wks              COM              452308109     9905   231923 SH       Defined 1              231573               350
Intel Corp                     COM              458140100    13383   683841 SH       Defined 1              681741              2100
Intl Business Machs            COM              459200101    14784   123600 SH       Defined 1              123325               275
Intl Flavors & Frag            COM              459506101    18595   490254 SH       Defined 1              490004               250
Intrepid Potash Inc            COM              46121y102     5759   244119 SH       Defined 1              243919               200
Joy Global Inc                 COM              481165108    17684   361350 SH       Defined 1              360925               425
Kimberly Clark Corp            COM              494368103    22752   385755 SH       Defined 1              385405               350
Koninklijke Philips Elect      NY REG SH NEW    500472303    17753   728797 SH       Defined 1              727897               900
MDU Res Group Inc              COM              552690109    19031   912778 SH       Defined 1              911578              1200
Microsoft Corp                 COM              594918104    11949   464585 SH       Defined 1              463535              1050
News Corp                      CL A             65248E104    12182  1018534 SH       Defined 1             1017534              1000
Nike Inc                       CL B             654106103    17305   267469 SH       Defined 1              267094               375
Noble Corp                     NAMEN -AKT       H5833N103     8266   217752 SH       Defined 1              217752
Noble Energy Inc               COM              655044105      234     3552 SH       Defined 1                3552
Petroleo Brasileiro            SPONSORED ADR    71654v408    13123   285912 SH       Defined 1              285562               350
Quest Diagnostics Inc          COM              74834L100    23550   451239 SH       Defined 1              450689               550
Republic Svcs Inc              COM              760759100    14799   556998 SH       Defined 1              556098               900
SK Telecom Ltd                 SPONSORED ADR    78440p108    14109   808538 SH       Defined 1              807588               950
SPDR Consumer Discr            SBI CONS DISCR   81369y407      286    10418 SH       Defined 1               10418
SPDR Energy                    SBI INT-ENERGY   81369y506      247     4574 SH       Defined 1                4574
SPDR Financial                 SBI INT-FINL     81369y605      156    10420 SH       Defined 1               10420
SPDR Healthcare                SBI HEALTHCARE   81369y209      205     7143 SH       Defined 1                7143
SPDR Industrial                SBI INT-INDS     81369y704      375    14240 SH       Defined 1               14240
SPDR Technology                SBI INT-TECH     81369y803      393    18852 SH       Defined 1               18852
Southside Bancshares Inc       COM              84470p109      241    10722 SH       Defined 1               10722
Standard & Poors Dep Re	       UNIT SER 1       78462F103      326     3085 SH       Defined 1                3085
Tetra Technologies Inc         COM              88162F105     2706   279285 SH       Defined 1              278085              1200
Thermo Fisher Scientific       COM              883556102    16719   382845 SH       Defined 1              382845
Tyco Intl                      SHS              H89128104    15973   463259 SH       Defined 1              462684               575
Viacom Inc.                    CL B             92553P201    21319   760320 SH       Defined 1              759570               750
WESCO Intl Inc                 COM              95082p105    10620   368735 SH       Defined 1              368085               650
Wash Real Estate Inv           SH BEN INT       939653101      288    10000 SH       Defined 1               10000
Wellpoint Inc                  COM              94973v107    11156   235548 SH       Defined 1              235298               250
Western Union Corp             COM              959802109    10564   558363 SH       Defined 1              557888               475
PowerShare Golden Dragon Hal   GOLDEN DRG USX   73935x401      472    20490 SH       Defined 1               20490
iPath MSCI India Total Return  IPMS INDIA ETN   06739f291      616    10460 SH       Defined 1               10460
iShares  Xinhua                FTSE XNHUA IDX   464287184      714    17450 SH       Defined 1               17450
iShares MSCI Mexico            MSCI MEX INVEST  464286822      231     5285 SH       Defined 1                5285
iShares MSCI Austrailia Idx    MSCI AUSTRALIA   464286103      469    20750 SH       Defined 1               20750
iShares MSCI Brazil            MSCI BRAZIL      464286400      892    13190 SH       Defined 1               13190
iShares MSCI Canada Idx        MSCI CDA INDEX   464286509      315    12375 SH       Defined 1               12375
iShares MSCI EAFE Index Fund   MSCI EAFE IDX    464287465    11114   203248 SH       Defined 1              203248
iShares MSCI Emerging Mkts     MSCI EMERG MKT   464287234      242     6225 SH       Defined 1                6225
iShares MSCI France Index Fd   MSCI FRANCE      464286707      220     8475 SH       Defined 1                8475
iShares MSCI South Korea Idx   MSCI S KOREA     464286772      535    11300 SH       Defined 1               11300
iShares MSCI Taiwan Idx        MSCI TAIWAN      464286731      151    12250 SH       Defined 1               12250
REPORT SUMMARY                 69 DATA RECORDS              717952         1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
